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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment            [ ] Amendment Number
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28- 12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert L. Stillwell
Title:   Manager
Phone:   (214) 265-4165

Signature, Place, and Date of Signing:

/s/ Robert L. Stillwell     Dallas, TX      February 14, 2012
-------------------------  ---------------  ------------------
      (Signature)          (City, State)         (Date)

Report Type ( Check only one.):

[ ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378       BP Capital Management, L.P.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: 7,468 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------              ------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                             VOTING AUTHORITY
                        TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER           CLASS       CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------        ------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
BP PLC                SPONSORED ADR 055622104    481    11,250 SH  N/A     SOLE       --     11,250   0     0
CANADIAN NAT RES LTD  COM           136385101    310     8,300 SH  N/A     SOLE       --      8,300   0     0
CHESAPEAKE ENERGY
 CORP                 COM           165167107    343    15,381 SH  N/A     SOLE       --     15,381   0     0
DAWSON GEOPHYSICAL
 CO                   COM           239359102    494    12,500 SH  N/A     SOLE       --     12,500   0     0
DEVON ENERGY CORP
 NEW                  COM           25179M103    372     6,000 SH  N/A     SOLE       --      6,000   0     0
EXXON MOBIL CORP      COM           30231G102    254     3,000 SH  N/A     SOLE       --      3,000   0     0
ENDURO RTY TR         TR UNIT       29269K100  2,047   100,000 SH  N/A     SOLE       --    100,000   0     0
GASTAR EXPL LTD       COM NEW       367299203    153    48,250 SH  N/A     SOLE       --     48,250   0     0
GOLAR LNG LTD
 BERMUDA              SHS           G9456A100     44     1,000 SH  N/A     SOLE       --      1,000   0     0
HALLIBURTON CO        COM           406216101     36     1,048 SH  N/A     SOLE       --      1,048   0     0
MCMORAN EXPLORATION
 CO                   COM           582411104    119     8,189 SH  N/A     SOLE       --      8,189   0     0
NATIONAL OILWELL
 VARCO INC            COM           637071101    493     7,250 SH  N/A     SOLE       --      7,250   0     0
OCCIDENTAL PETE CORP
 DEL                  COM           674599105    169     1,800 SH  N/A     SOLE       --      1,800   0     0
ROSE ROCK MIDSTREAM
 L P                  COM U REP LTD 777149105    823    40,000 SH  N/A     SOLE       --     40,000   0     0
SANDRIDGE ENERGY INC  COM           80007P307    470    57,626 SH  N/A     SOLE       --     57,626   0     0
SCHLUMBERGER LTD      COM           806857108    253     3,700 SH  N/A     SOLE       --      3,700   0     0
SUNCOR ENERGY INC
 NEW                  COM           867224107    161     5,593 SH  N/A     SOLE       --      5,593   0     0
TRANSOCEAN LTD        REG SHS       H8817H100    177     4,600 SH  N/A     SOLE       --      4,600   0     0
WEATHERFORD
 INTERNATIONAL LT     REG SHS       H27013103    269    18,388 SH  N/A     SOLE       --     18,388   0     0